Property and Equipment, Net (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 17, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Total building progress (in Shares)	6,840.41
Depreciation and amortization expense		$ 340,296	$ 186,551	$ 122,409